Senior Convertible Notes (Details 2) (4.5% Senior Convertible Notes due 2013) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2012 CNY	Jun. 30, 2012 GBP (£)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2008 CNY	Sep. 15, 2008	May 12, 2008 CNY
ADS Lending Agreement
Shares loaned to the ADS Borrowers									2,625,104
Nominal lending fees to be received from the ADS Borrowers (in dollars per ADS)					$ 0.0005
Number of shares loaned to ADS borrower that filed for bankruptcy								1,312,552
Fair value of the outstanding loaned shares					$ 5,605	35,230			230,729
Interest cost recognized relating to the amortization of the issuance cost				8,208		29,537
Expense recognized due to bankruptcy of one of the ADS borrowers							469,042
Unamortized amount of issuance costs						8,253
Amount of unsecured claim admitted under Claims Determination Deed	380,075	38,200
Cash consideration for sale of certain rights pertaining to the claim and all rights to receive distribution payments	369,153	37,100
Gain recorded on settlement of claim			369,153